MEZZANINE EQUITY AND WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
MEZZANINE EQUITY AND WARRANT LIABILITIES
Schedule of fair value of the warrants calculated using the Black-Scholes pricing model

	As of December 31, 2021
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	1.41%	0.24%	1.46%
Estimated volatility rate	45.82%	50.55%	46.99%
Dividend yield	—%	—%	—%
Spot price of underling ordinary share	1.14	1.14	1.14
Exercise price	$3	$3	$3
Fair value of warrant	$335	$3	$2

	As of December 31, 2022
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	4.12%	4.53%	4.12%
Estimated volatility rate	55.29%	54.43%	54.38%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	0.29	0.29	0.29
Exercise price	$3	$3	$3
Fair value of warrant	$24	$—	$—